Provision for Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Feb. 26, 2022	Feb. 27, 2021
Deferred tax assets:
Inventories	$ 4,077	$ 13,040
Operating lease liabilities	473,397	484,290
Insurance	6,416	9,086
Stock-based compensation	1,592	1,014
Merchandise credits and gift card liabilities	56,690	52,584
Accrued expenses	23,412	31,914
Intangibles	1,685	1,008
Goodwill	90	1,596
Carryforwards and other tax credits	189,746	86,914
Other	34,991	34,104
Valuation allowance:	(249,529)	(26,011)
Deferred tax liabilities:
Depreciation	(146,970)	(105,649)
Prepaid expenses	(1,155)	(26,356)
Operating lease assets	(376,079)	(409,535)
Other	(18,499)	(17,977)
Deferred Tax Liabilities, Net	$ (136)
Deferred Tax Assets, Net		$ 130,022